FAIR VALUE MEASUREMENTS - Foreign Exchange Contracts Included in Consolidated Balance Sheets (Details) - Foreign currency exchange contracts - Not Designated as Hedging Instrument - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net fair value	$ 1	$ 8
Accrued and other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued and other current liabilities	0	11
Prepaid expenses and other current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid expenses and other current assets	$ 1	$ 3